INCOME TAXES - Reconciliation (Details)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
INCOME TAXES
Statutory rate	25.00%	25.00%
Change in valuation allowance	(25.00%)	(25.00%)
Over provision in prior year	1.00%
Effective income tax rate	1.00%